                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

       Report for the Calendar Year or Quarter Ended DECEMBER 31, 2000


Check here if Amendment: / /; Amendment Number: ______
   This Amendment (Check only one.): / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     U.S. BANCORP VENTURE CAPITAL CORPORATION
Address:  601 SECOND AVENUE SOUTH
          MINNEAPOLIS, MN 55402

Form 13F File Number: 28- 5845
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   MERITA D. SCHOLLMEIER
Title:  VICE PRESIDENT
Phone:  651-205-2030

Signature, Place, and Date of Signing:

/s/ Merita D. Schollmeier         St. Paul, MN   2/7/01
--------------------------------  -------------- ------

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number                   Name
28-551                                 U.S. Bancorp